Loans Held for Investment (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Composition of Net Loans Held for Investment by Class

The composition of net loans held for investment by class as of December 31, 2013 and 2012 is as follows:

	2013	2012
	(dollars in thousands)

Commercial
Commercial	$47,436	$41,390
Real estate – commercial	95,922	103,304
Other real estate construction loans	17,583	25,052
Noncommercial
Real estate 1-4 family construction	3,418	3,080
Real estate – residential	87,463	93,927
Home equity	45,231	48,517
Consumer loans	9,623	12,986
Other loans	612	822

	307,288	329,078
Less:
Allowance for loan losses	(5,095)	(6,801)
Deferred loan (fees) costs, net	60	105

Loans held for investment, net	$302,253	$322,382